Presentation of financial statements	12 Months Ended
Dec. 31, 2025
Presentation Of Financial Statements [Abstract]
Presentation of financial statements	Presentation of financial statements
a.Statement of compliance and basis of preparation
The consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards ("IFRS Accounting Standards") issued by the International Accounting Standards Board (“IASB”).
The board of directors approved the consolidated financial statements on April 30, 2026.
b.Functional and presentation currency
The consolidated financial statements are presented in United States dollars (USD), the functional currency of the Group. The effects of the translation from the functional currency, net of tax impact, into the presentation currency are recognized in equity under the caption “Cumulative Translation Adjustment”.
For details regarding the remeasurement of the balances and transactions in foreign currencies to the functional currency of the Group, refer to note 5 for the functional currency determined for each entity.
All amounts are rounded the nearest thousand USD, unless otherwise stated.
c.Use of estimates and judgements
The preparation of consolidated financial statements requires management to make estimates and judgements about the future affecting reported amounts and disclosures. While management considers these estimates and judgements as reasonable, actual results may differ and such differences could be material. Critical estimates and underlying assumptions are reviewed on an ongoing basis and are consistent with the Group´s risk management commitment where appropriate. Amendments to critical estimates are recognized prospectively.
Significant judgements and corresponding assumptions are as follows:
(i)the assessment and measurement of risk relating to provisions and contingencies, where Management, supported by the opinion of its legal counsel, determines the likelihood of losses;
(ii)revenue recognition, where Management considers performance obligations in contracts regarding the timing of when revenue is recognized and the allocation of the transaction price to the performance obligations;
(iii)recognition of a lease and allocation of lease payments, where Management considers the terms of agreements entered into;
(iv)allocation of purchase price in business combination transactions, where Management's assessment includes input from third party professional services to assist in the purchase price allocation;
(v)determination of the cash-generating units ("CGUs") and net asset allocation. For December 31, 2025, Management considered each of its verticals (global private markets solutions, private equity, credit, real estate, infrastructure, and public equities) to be a separate CGU, whereas on December 31, 2024, individual business acquisitions were seen as separate cash generating units. The vertical-based structure reflects the manner in which the chief operating decision maker ("CODM") monitors performance and how cash flows are generated across the Group. The change in the CGU structure is applied prospectively;
(vi)assessment of investments in investees to establish whether the Group controls an investee. If control is exercised, such an investee is consolidated into the Group's consolidated financial statements.
Critical estimates and corresponding assumptions are as follows:
(vii)employee profit-sharing, long-term benefits, and bonus accruals, where Management considers the expected results and targets to estimate the accruals - refer to notes 15 and 29(d);
(viii)the useful lives of tangible and intangible where Management considers the remaining future economic benefits from using these assets - refer to notes 13 and 14;
(ix)recoverability of deferred tax assets, using projections of future cash flows and anticipated income and expense growth rates, as well as considering the timing of utilization of net operating losses, temporary differences and applicable caps for compensation - refer to note 19;
(x)the assessment and measurement of risk regarding provisions and contingencies, where Management, supported by the opinion of its legal counsel, determines the probable cash outcome expected for each claim - refer to note 20;
(xi)revenue recognition, where Management considers performance obligations in contracts estimating the transaction price - refer to note 22;
(xii)recognition of carried interest payable, where Management applies judgment and estimates over revenue allocation in the recognition of performance fees as well as considering threshold and clawback provisions in agreements - refer to note 23(b);
(xiii)the fair value calculation of level 3 financial instruments and share-based incentive plans, using inputs that are primarily unobservable, where Management's assessment includes input from third party professional service providers in the valuation of financial instruments with unobservable inputs - refer to notes 29(d) and 31(b);
(xiv)valuation of lease contracts and the allocation of lease payments, where Management considers the terms of agreements entered into calculating a discount rate that is appropriate for the leased asset's location - refer to note 21(a);
(xv)fair values of identifiable assets and liabilities and contingent consideration from business combination transactions, where Management's assessment includes input from third party professional services to assist in the calculations thereof - refer to note 30;
(xvi)the expected redemption amount of gross obligation in respect of written put option arrangements, where Management makes use of input from third party professional services in their valuations - refer to note 21(d);
(xvii)determining the recoverable amounts of CGUs involve future cash flow projections, considering the most recent business plans, revenue generation, and the cost structure associated with each vertical - refer to note 14(d); and
(xviii)applicable tax authorities may have differing interpretations and guidance with respect to certain tax matters specific to the industry in which the Group operates (including multi-jurisdictional aspects). Management's judgment is required in determining the provision for income taxes, deferred tax assets and liabilities and any valuation allowance recorded against net deferred tax assets - refer to note 28.